Establishment and operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Jan. 31, 2023	Jan. 04, 2023	Dec. 31, 2022	Mar. 30, 2022	Dec. 31, 2021
Establishment and operations
Number of shares authorized	555,000,000	555,000,000			555,000,000		93,922,712
Number of shares issued					139,026,084		85,288,744
Number of shares					139,026,084	13,949,001
Par value per share	$ 0.0001	$ 0.0001
Number of warrants outstanding	17,433,333	17,433,333
Exercise price of warrant	$ 11.50	$ 11.50
Number of common shares A and Earnout Shares issued to each shareholder of Swvl Inc	1,510	1,510
Number of Parent Company's common Shares A and Earnout RSUs that each converted option entitles	1,510	1,510
Price per share	$ 450.00	$ 10
Public Warrants
Establishment and operations
Number of warrants outstanding	11,500,000	11,500,000
Exercise price of warrant			$ 287.5
Private Warrants
Establishment and operations
Number of warrants outstanding	5,933,333	5,933,333
Exercise price of warrant			$ 287.5
Common Shares A
Establishment and operations
Number of shares purchased by PIPE investors		12,188,711
Aggregate purchase price of shares		$ 111.5
Prefunded PIPE Subscription Amount		$ 71.8
Class A Ordinary Shares
Establishment and operations
Number of shares authorized	500,000,000
Number of shares issued	118,496,102	118,496,102
Number of shares		118,496,102
Par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Number of shares that each warrant entitles	1	1
Price per share	$ 11.50
Number of shares purchased by PIPE investors	16,120,000
Aggregate purchase price of shares	$ 145.9
Preferred shares
Establishment and operations
Number of shares authorized	55,000,000	55,000,000			55,000,000
Par value per share	$ 0.0001